[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


                                  July 8, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Van Kampen Unit Trusts, Series 786 (the "Trust")
         (File No. 811-02754)


Ladies and Gentlemen:

   On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

   The Trust consists of one underlying unit investment trust portfolio, Ibbotson Alternatives Allocation Portfolio 2008-3. A previous series of the Trust had been submitted on behalf of Van Kampen Unit Trusts, Series 687 (File No. 333-148919) and declared effective by the Commission on May 27, 2008. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with the previous series of the Trust referenced above. The Trust, however, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of open-end mutual funds and exchange-traded funds organized as open-end funds.

   Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end funds. The most recent such filing was declared effective by the Commission on October 16, 2007, with respect to Van Kampen Unit Trust, Series 711 (File No. 333-145222).

   In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective on or about August 22, 2008.

   No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust.

   Please telephone the undersigned at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,


/s/ Gary D. Rawitz
Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP